SCHEDULE OF RECONCILIATION SHARE BASED PAYMENTS (Details) - USD ($)							3 Months Ended				6 Months Ended	9 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 04, 2025	Feb. 25, 2025	Dec. 27, 2024	Sep. 13, 2024	Jul. 03, 2024	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2025	Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2025	Mar. 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Previous years graded vesting									262,749					675,250	473,109
New grants							602,487	158,235	111,191	70,925	4,592,428	3,913,694	6,518,044	364,099	370,365
Modification of broker’s warrants															440,604
Previous years RSUs revaluation							(230,793)		(152,310)					(231,386)	148,636
Settlement agreement															198,801
Balance							$ 557,003		$ 337,045					$ 7,679,205	$ 7,850,119
Cancelled options / RSUs							(123,057)							(1,429,016)
Balance, June 30, 2025							$ 670,641		$ 221,630
Previous years graded vesting							422,004
Stock Options [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Previous years graded vesting									262,749					675,250	473,109
New grants							258,056	128,287	74,296	70,925	1,542,912	1,291,759	6,390,644
Modification of broker’s warrants
Previous years RSUs revaluation
Settlement agreement
Balance														$ 2,221,909	$ 6,934,678
Cancelled options / RSUs							(123,057)							(1,416,299)
Balance, June 30, 2025							$ 557,003		$ 337,045
Previous years graded vesting							422,004
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Previous years graded vesting
New grants	6,173	80,247	9,259	12,346	74,074	359,817	344,431	29,948	36,895		3,049,516	2,621,935	127,400
Modification of broker’s warrants
Previous years RSUs revaluation							(230,793)		(152,310)					(231,386)	148,636
Settlement agreement
Balance														$ 5,457,296	$ 276,036
Cancelled options / RSUs														(12,717)
Balance, June 30, 2025							$ 113,638		$ (115,415)
Previous years graded vesting
Modification of Brokers Warrants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Previous years graded vesting
New grants
Modification of broker’s warrants															440,604
Previous years RSUs revaluation
Settlement agreement
Balance															$ 440,604
Cancelled options / RSUs
Settlement Agreement [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Previous years graded vesting
New grants
Modification of broker’s warrants
Previous years RSUs revaluation
Settlement agreement															198,801
Balance															$ 198,801
Cancelled options / RSUs